Retirement Benefits Schedule Of Weighted-Average Assumptions To Determine Defined Benefit Plans And Postretirement Benefit Plans Expense (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.60%	3.65%
Expected long term return on assets, tax exempt accounts	3.50%	7.50%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.06%	2.79%
Expected long term return on assets, tax exempt accounts	7.00%	7.00%
Expected long term return on assets, taxable accounts	4.50%	4.50%